OTHER FINANCIAL LIABILITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	$ 7,261,726	$ 7,268,210	$ 7,891,640
Brazil, Brazil Real
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions			130
Chile, Pesos
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	500,398		521,122
United States of America, Dollars
Disclosure of detailed information about property, plant and equipment [line items]
Total obligations with financial institutions	$ 6,767,812		$ 7,370,388